Jan. 28, 2024
Poplar Forest Partners Fund
Poplar Forest Partners Fund
Investment Objective
The Poplar Forest Partners Fund (the “Partners Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Class A shares and Institutional Class shares of the Partners Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 21 of the Fund’s statutory Prospectus, the “More About Class A Shares” section on page 34 of the Fund’s statutory Prospectus, the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 33 of the Fund’s Statement of Additional Information (“SAI”), and Appendix A to the Statutory Prospectus.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%	0.83%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses(1)	1.30%	1.05%
Less: Fee Waiver and/or Expense Reimbursement	-0.10%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.20%	0.95%

Example.
This Example is intended to help you compare the cost of investing in the Partners Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$616	$882	$1,168	$1,981
Institutional Class	$97	$324	$570	$1,274

Portfolio Turnover.
The Partners Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.12% of the average value of its portfolio.
Principal Investment Strategy
The Partners Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”). The Fund generally focuses on 25 to 35 companies with (i) an investment grade debt rating, (ii) a history of paying common stock dividends, and (iii) a market capitalization among the top 1,000 companies in the United States.
The Partners Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.
The Adviser evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to the following factors:

1.expected future profits;
2.expected sustainable revenue and/or asset growth;
3.expected cash investment needed to support expected growth;
4.normalized earnings and free cash flow after considering Items 1 through 3 above; and
5.valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.
The Partners Fund may also invest up to 25% of its net assets in government and corporate debt securities of any maturity. Of this 25%, no more than 10% of the Fund’s net assets will be invested in investment grade corporate debt and no more than 5% of the Fund’s net assets will be invested in non-investment grade (i.e., “junk” bonds) corporate debt. The Fund also may invest up to 20% of its net assets in foreign equity securities. Additionally, up to 10% of the Fund’s net assets may be invested in a combination of convertible securities, options on stocks, warrants and rights and other non-money market fund investment companies.
Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Partners Fund. The bar chart shows the Fund’s Institutional Class shares’ annual return from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year, 10-year and since inception periods compare with broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://poplarforestfunds.com/poplar-forest-partners-fund/ within the Fund documents or by calling the Fund toll-free at 1‑877‑522‑8860.
Calendar Year Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the highest return for a calendar quarter was 23.33% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -34.55% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2023)

Average Annual Total Returns (for the periods ended December 31, 2023)	1 Year	5 Years	10 Years	Since Inception (12/31/2009)
Institutional Class
Return Before Taxes	5.00%	12.10%	7.14%	9.90%
Return After Taxes on Distributions	4.02%	10.65%	5.81%	8.78%
Return After Taxes on Distributions and Sale of Fund Shares	3.60%	9.53%	5.51%	8.12%
Class A
Return Before Taxes	-0.51%	10.67%	6.33%	9.22%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	13.12%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	11.46%	10.91%	8.40%	10.50%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Partners Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.
Poplar Forest Cornerstone Fund
Poplar Forest Cornerstone Fund
Investment Objective
The Poplar Forest Cornerstone Fund (the “Cornerstone Fund”) seeks to achieve current income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Cornerstone Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.66%
Total Annual Fund Operating Expenses(1)	1.46%
Less: Fee Waiver and/or Expense Reimbursement	-0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.91%

Example.
This Example is intended to help you compare the cost of investing in the Cornerstone Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Cornerstone Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$93	$408	$745	$1,699

Portfolio Turnover.
The Cornerstone Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Cornerstone Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.43% of the average value of its portfolio.
Principal Investment Strategy
The Cornerstone Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by building a balanced portfolio of debt and equity securities that aims to generate returns that exceed the Consumer Price Index by 3% per year while preserving capital. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”).
Equity securities in which the Fund may invest include, but are not limited to, common stocks, foreign equity securities, convertible securities, and options on stocks, warrants, rights, and/or other investment companies, including mutual funds and exchange-traded funds (“ETFs”). Equity securities will generally be selected based on qualitative analysis with individual positions no larger than 4% of net assets at time of purchase. The Fund may invest in medium-sized companies, which the Adviser defines by reference to those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $2.4 billion to approximately $47.0 billion as of April 28, 2023, the date of the last reconstitution of the Russell Midcap® Index) at the time of purchase. Dividend paying companies with investment grade credit ratings will be the primary focus of the Fund’s equity investments. Weightings between equity and fixed income securities will be tactically allocated based on prospective return potential and risk factors although equity exposure will not generally exceed 80% of net assets.
Fixed income securities in which the Fund may invest include, but are not limited to, those of domestic governments, government agencies, inflation-protected securities, asset-backed securities, other investment companies, including mutual funds and ETFs, exchange-traded notes (“ETNs”), convertible securities, floating rate securities, mortgage-backed securities, municipalities and companies across a wide range of industries, and may be of any maturity and duration and include those that are rated below investment grade (i.e., “junk bonds”).
The Cornerstone Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.
The Adviser evaluates investment opportunities using bottom-up, fundamental analysis, paying particular attention to a company’s:

1.expected future profits;
2.expected sustainable revenue and/or asset growth;
3.expected cash investment needed to support expected growth;
4.normalized earnings and free cash flow after considering Items 1 through 3 above; and
5.valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.
Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Cornerstone Fund. The bar chart shows the Fund’s Investor Class shares’ annual return from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://poplarforestfunds.com/poplar-forest-cornerstone-fund/ within the Fund documents or by calling the Fund toll-free at 1‑877‑522‑8860.
Calendar Year Total Returns as of December 31 - Investor Class

During the period of time shown in the bar chart, the highest return for a calendar quarter was 17.94% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -24.59% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2023)

Average Annual Total Returns (for the periods ended December 31, 2023)	1 Year	5 Year	Since Inception (12/31/2014)
Investor Class
Return Before Taxes	6.63%	10.72%	6.73%
Return After Taxes on Distributions	5.44%	9.08%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares	4.50%	8.33%	5.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	11.85%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.36%
60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index Blend (reflects no deduction for fees, expenses, or taxes)	17.67%	9.98%	7.82%
Consumer Price Index +3% (reflects no deduction for fees, expenses, or taxes)	6.44%	7.19%	6.10%

Prior to January 28, 2021, the Investor Class was known as the Institutional Class.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Cornerstone Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).